Loss per share - Summary of Loss Per Share (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Loss	£ (32,028,740)	£ (38,799,054)	£ (28,390,280)
Weighted shares number	71,144,786	69,012,348	44,789,893
Loss per share	£ (0.45)	£ (0.56)	£ (0.63)